UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/01

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):           [  ]  is a restatement
                                            [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VIII Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Douglas M. Leone  Menlo Park, California    12/31/01

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F  COMBINATION  REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              7
Form 13F Information Table Value Total:              $71,723
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  SC VIII MANAGEMENT, LLC
                                                FORM 13F INFORMATION TABLE
                                                      AS OF 12/31/01


                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----

ARIBA                          COMMON           04033V104      227    36,869     SH         SOLE                36,869
EBAY                           COMMON           278642103   21,165   316,374     SH         SOLE               316,374
i2 TECHNOLOGIES                COMMON           465754109    2,120   268,316     SH         SOLE               268,316
NEXTCARD                       COMMON           65332K107      953 1,833,381     SH         SOLE             1,833,381
VA LINUX                       COMMON           91819B105   10,268 4,191,093     SH         SOLE             4,191,093
VIVENDI UNIVERSAL              ADR              92851S204   31,234   580,672     SH         SOLE               580,672
YAHOO                          COMMON           984332106    5,756   324,445     SH         SOLE               324,445
